NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 337                                                       916


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
RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: February 3, 1997
ESTIMATED CURRENT RETURN:
5.26 - 5.47%
ESTIMATED LONG-TERM RETURN:
5.27 - 5.54%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $7,500,000 in 75,000 units
Average Life    25.6 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.68 to $97.70 depending on the purchase amount
Cusip           6710A5 527 monthly payment plan
Numbers         6710A5 535 quarterly payment plan
                6710A5 543 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

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PORTFOLIO INCOME DIVERSIFICATION

Colorado               10.3  %          Illinois               10.0  %          Indiana                10.0  %
Iowa                   10.1             Massachusetts          10.4             New York               18.1
Texas                  10.1             Washington             10.1             Wisconsin              10.9

MATURITY DATES (Description of Chart)
2016-18                                            20.0%
2019-21                                            20.0%
2022-24                                            16.7%

2025+                                              43.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/31/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.26%
     Tax Equivalent Yield                          8.22%

Treasury Bonds
     Yield                                         6.87%
     Tax Equivalent Yield                          7.23%

Corporate Bonds
     Yield                   7.63%

 *COMPARES TRUST AS OF 01/31/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/30/97. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

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 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   750,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series                AAA   Aaa
              1995A, 5.70% Due 11/15/25.                                                  2005 at 102
     750,000  City of Chicago (Illinois), Skyway Toll Bridge Revenue Bonds, Series 1996,               AAA   Aaa
              5.50% Due 1/1/23.                                                           2007 at 102
     250,000  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place                   AAA   Aaa
              Expansion Project Refunding Bonds, Series 1996A, 0.00% Due 6/15/25.
              (Original issue discount bonds delivered on or about October 8, 1996 at a
              price of 17.111% of principal amount.)                                      No Optional
                                                                                              Call
     750,000  City of Indianapolis, Indiana, Economic Development Revenue Bonds, Series                AAA   Aaa
              1996 (Archdiocese of Indianapolis Educational Facilities Project), 5.50%
              Due 7/1/26.                                                                 2006 at 102
     750,000  Woodbury County, Iowa, Health System Revenue Refunding Bonds (St. Luke's                 AAA   Aaa
              Obligated Group), Series 1995A, 5.55% Due 9/1/20. (Original issue discount bonds delivered on or about October 26, 1995 at a price of 94.217% of
              principal amount.)                                                          2005 at 102
     750,000  Massachusetts Bay Transportation Authority, General Transportation System                AAA   Aaa
              Bonds, 1995 Series A, 5.75% Due 3/1/25. (General Obligation Bonds.)         2005 at 102
     750,000  Dormitory Authority of the State of New York, State University Educational               AAA   Aaa
              Facilities Revenue Bonds, Series 1995A, 6.00% Due 5/15/16.                  2005 at 102
     500,000  New York Local Government Assistance Corporation (New York), Series 1995A                AAA   Aaa
              Bonds, 6.00% Due 4/1/24.                                                    2005 at 102
     750,000  City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds,                 AAA   Aaa
              Series 1995, 5.60% Due 5/15/25.                                             2005 at 100
     750,000  Public Utility District No. 2 of Grant County, Washington, Priest Rapids                 AAA   Aaa
              Hydroelectric Development, Second Series Revenue Bonds, 1996A, 5.60% Due
              1/1/21.                                                                     2006 at 102
     750,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,                    AAA   Aaa
              Series 1996 (Meriter Hospital, Inc.), 6.00% Due 12/1/17.                    2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 7,500,000  TOTAL          11 BONDS FROM 9 STATES.

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HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/31/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.68     4.90 %      5.26%   5.27%   5.29%   5.30%   5.31%   5.32 %
 500 / $50,000              100.53     4.75        5.26    5.28    5.30    5.31    5.32    5.33
 1,000 / $100,000           100.26     4.50        5.28    5.30    5.31    5.33    5.33    5.35
 2,500 / $250,000           100.00     4.25        5.29    5.32    5.32    5.35    5.34    5.37
 5,000 / $500,000            99.22     3.50        5.33    5.38    5.37    5.41    5.39    5.43
 10,000 / $1,000,000         98.71     3.00        5.36    5.42    5.39    5.45    5.41    5.47
 25,000 / $2,500,000         98.21     2.50        5.39    5.46    5.42    5.49    5.44    5.51
 50,000 / $5,000,000         97.70     2.00        5.42    5.49    5.45    5.52    5.47    5.54

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.26  % 7.31%   7.62%   8.22%   8.71%
         5.26    7.31    7.62    8.22    8.71
         5.28    7.33    7.65    8.25    8.74
         5.29    7.35    7.67    8.27    8.76
         5.33    7.40    7.72    8.33    8.82
         5.36    7.44    7.77    8.38    8.87
         5.39    7.49    7.81    8.42    8.92
         5.42    7.53    7.86    8.47    8.97

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .4116
 Monthly plan            4/15/97       .4410   $ 5.2922
 Quarterly plan          5/15/97       .8868
                         8/15/97      1.3302     5.3242
 Semi-annual plan        5/15/97       .8904
                        11/15/97      2.6712     5.3432
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.72 =  99.285
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/31/97)        interest
 99.285       X   $5.2922        =   $525.44
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)